Future Minimum Payments under Contractual Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	$ 789,725	[1]
Contractual Obligations due 2015	532,806	[1]
Contractual Obligations due 2016	894,685	[1]
Contractual Obligations due 2017	556,094	[1]
Contractual Obligations due 2018	254,059	[1]
Contractual Obligations due Thereafter	2,881,874	[1]
Contractual Obligations	5,975,863	[1]
Letter of Credit [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	65,238	[2]
Contractual Obligations due 2015	128	[2]
Contractual Obligations due 2016	1,621	[2]
Contractual Obligations due Thereafter	151	[2]
Contractual Obligations	67,138	[2]
Total Debt [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	320,662	[3]
Contractual Obligations due 2015	315,929	[3]
Contractual Obligations due 2016	726,845	[3]
Contractual Obligations due 2017	360,459	[3]
Contractual Obligations due 2018	244,391	[3]
Contractual Obligations due Thereafter	2,855,934	[3]
Contractual Obligations	4,824,220	[3]
Headquarters Mortgage [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	5,984	[4]
Contractual Obligations due 2015	5,984	[4]
Contractual Obligations due 2016	5,984	[4]
Contractual Obligations due 2017	80,895	[4]
Contractual Obligations	98,847	[4]
Operating Lease Obligations [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	31,450	[5]
Contractual Obligations due 2015	27,217	[5]
Contractual Obligations due 2016	23,363	[5]
Contractual Obligations due 2017	15,435	[5]
Contractual Obligations due 2018	9,668	[5]
Contractual Obligations due Thereafter	25,789	[5]
Contractual Obligations	132,922	[5]
IT outsourcing agreement [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	165,983	[6]
Contractual Obligations due 2015	156,492	[6]
Contractual Obligations due 2016	135,307	[6]
Contractual Obligations due 2017	99,305	[6]
Contractual Obligations	557,087	[6]
Purchase Orders [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	137,456	[7]
Contractual Obligations due 2015	2,146	[7]
Contractual Obligations due 2016	1,565	[7]
Contractual Obligations	141,167	[7]
WNS agreement [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	23,777	[8]
Contractual Obligations due 2015	24,910	[8]
Contractual Obligations	48,687	[8]
Other Purchase Obligations [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations due 2014	39,175	[9]
Contractual Obligations	39,175	[9]
Unrecognized Tax Benefit [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations	$ 66,620	[10]

[1]	Excludes pension obligations; see Note 9, Pension and Other Postretirement Benefit Plans.
[2]	Our letters of credit consist of stand-by letters of credit, underwritten by a group of lenders, which we primarily issue for certain regulatory purposes as well as to certain hotel properties to secure our payment for hotel room transactions. The contractual expiration dates of these letters of credit are shown in the table above. There were no claims made against any stand-by letters of credit during the years ended December 31, 2013, 2012 and 2011.
[3]	Includes all interest and principal related to the 2016 Notes and 2019 Notes. Also includes all interest and principal related to borrowings under the Amended and Restated Credit Agreement, which will mature in 2017 and 2019 and the Incremental Term Facility, which will mature in 2017. We are required to pay a percentage of the excess cash flow generated each year to our lenders which is not reflected in the table above. Interest on the term loan is based on the LIBOR rate plus a base margin and includes the effect of interest rate swaps. For purposes of this table, we have used projected LIBOR rates for all future periods (see Note 11, Debt).
[4]	Includes all interest and principal related to $85 million mortgage facility, which matures on March 1, 2017 (see Note 11, Debt).
[5]	We lease approximately two million square feet of office space in 97 locations in 48 countries. Lease payment escalations are based on fixed annual increases, local consumer price index changes or market rental reviews. We have renewal options of various term lengths at 65 locations, and we have no purchase options and no restrictions imposed by our leases concerning dividends or additional debt.
[6]	Represents minimum amounts due to Hewlett-Packard under the terms of an outsourcing agreement through which HP manages a significant portion of our information technology systems.
[7]	Purchase obligations represent an estimate of all open purchase orders and contractual obligations in the ordinary course of business for which we have not received the goods or services as of December 31, 2013. Although open purchase orders are considered enforceable and legally binding, the terms generally allow us the option to cancel, reschedule and adjust our requirements based on our business needs prior to the delivery of goods or performance of services.
[8]	Represents expected payments to WNS Global Services, an entity to which we outsource a portion of our Travelocity contact center operations and back-office fulfillment though 2015. The expected payments are based upon current and historical transactions.
[9]	Consists primarily of minimum payments due under various marketing agreements, management services monitoring fees and media strategy, planning and placement agreements.
[10]	[Unrecognized tax benefits include associated interest and penalties. The timing of related cash payments for substantially all of these liabilities is inherently uncertain because the ultimate amount and timing of such liabilities is affected by factors which are variable and outside our control.]